Intangible assets, net (Tables)	12 Months Ended
May 31, 2023
Intangible assets, net [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	May 31, 2023	May 31, 2022

Software	$92,776	$98,580
Less: accumulated amortization	(39,969)	(22,753)
Intangible assets, net	$52,807	$75,827

Schedule of Expected Annual Amortization Expense	The expected annual amortization expense for each of the five succeeding fiscal years is as follows:
Year ending May 31,	Amortization Expense

2024	$18,555
2025	18,555
2026	13,880
2027	1,817
Thereafter	-
Total	$52,807